December 2, 2008 Supplement

SUPPLEMENT DATED DECEMBER 2, 2008 TO THE STATEMENT OF ADDITIONAL INFORMATION OF
MORGAN STANLEY VARIABLE INVESTMENT SERIES
CLASS X and CLASS Y
Dated May 1, 2008

The section of the Statement of Additional Information entitled “V. Investment Advisory and Other Services — F. Fund Management — Other Accounts Managed by the Portfolio Managers — With respect to the Global Dividend Growth Portfolio” is hereby deleted and replaced with the following:

As of September 30, 2008:

Nathalie Degans managed one registered investment company with a total of approximately $409 million in assets; three pooled investment vehicles other than registered investment companies with a total of approximately $341 million in assets; and five other accounts with a total of approximately $301 million in assets.

Margaret Naylor managed one registered investment company with a total of approximately $409 million in assets; two pooled investment vehicles other than registered investment companies with a total of approximately $300 million in assets; and four other accounts with a total of approximately $222 million in assets.

Arthur Pollock managed one registered investment company with a total of approximately $409 million in assets; two pooled investment vehicles other than registered investment companies with a total of approximately $300 million in assets; and four other accounts with a total of approximately $222 million in assets.

Alistair Corden-Lloyd managed one registered investment company with a total of approximately $409 million in assets; three pooled investment vehicles other than registered investment companies with a total of approximately $341 million in assets; and five other accounts with a total of approximately $301 million in assets.

Jean Beaubois managed one registered investment company with a total of approximately $409 million in assets; three pooled investment vehicles other than registered investment companies with a total of approximately $341 million in assets; and five other accounts with a total of approximately $301 million in assets.

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The section of the Statement of Additional Information entitled “V. Investment Advisory and Other Services — F. Fund Management — Securities Ownership of Portfolio Managers— With respect to the Global Dividend Growth Securities Portfolio” is hereby deleted and replaced with the following:

As of September 30, 2008:
Nathalie Degans:	None
Margaret Naylor:	None
Arthur Pollock:	None
Alistair Corden-Lloyd:	None
Jean Beaubois:	None

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.